LOANS PAYABLE DUE TO RELATED PARTIES	12 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
LOANS PAYABLE DUE TO RELATED PARTIES

Note 5 – LOANS PAYABLE DUE TO RELATED PARTIES

As of July 31, 2021, the Company’s former chief executive officer had an outstanding balance of $97,000. The loan is non-interest bearing and due on demand.

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